NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 4) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets	$ 44,373	$ 603,285	$ 199,139
Cash	$ 6,618	4,320	$ 3,047
CRWE Real Estate Inc. [Member] | 2016 [Member]
Assets		0
Intercompany		0
Total Assets sold		0
Cash		100
Payable assumed by buyer		5,867
Total Consideration		5,967
Gain on sale of subsidiaries		$ 5,967